Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets

Goodwill
end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	749	6,429	1,489	8,667	789	6,925	1,635	9,349

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	743	6,445	1,485	8,673	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	743	6,363	1,485	8,591	749	6,347	1,489	8,585

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2011, the Group’s market capitalization was below book value and as of December 31, 2010, the Group’s market capitalization was above book value.

In estimating the fair value of its reporting units the Group generally applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.

In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.

Based on its goodwill impairment analysis performed as of December 31, 2011, the Group concluded that the estimated fair value for the four reporting units within its Private Banking and Asset Management segments substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2011.

There was also no impairment necessary for the Group’s Investment Banking reporting unit as the estimated fair value exceeded its carrying value by 9%. The goodwill allocated to this reporting unit has become more sensitive to an impairment as the valuation of the reporting unit is highly correlated with economic and financial market conditions, client trading and investing activity and the regulatory environment in which it operates. The Group engaged the services of an independent valuation specialist to assist in the valuation of the reporting unit as of December 31, 2011 using a combination of the market approach and income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows.

The results of the impairment evaluation of the Investment Banking reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a sufficient margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future with respect to the CHF 6,363 million of goodwill recorded in Investment Banking.

As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. During 2011 and 2010, there were no acquisitions that generated goodwill upon consolidation.

Other intangible assets
	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	369	(193)	176	377	(168)	209

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	402	(215)	187	403	(189)	214

Non-amortizing other intangible assets	101	–	101	98	–	98

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	503	(215)	288	501	(189)	312

Additional information
in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	34	42

Impairment	0	1	7

Estimated amortization
Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18

Bank
Goodwill and other intangible assets

Goodwill
end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse (Bank)	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse (Bank)

Gross amount of goodwill (CHF million)

Balance at beginning of period	339	5,707	1,486	7,532	379	6,203	1,632	8,214

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	333	5,723	1,482	7,538	339	5,707	1,486	7,532

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	333	5,641	1,482	7,456	339	5,625	1,486	7,450

> Refer to “Note 20 – Goodwill and other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.
Other intangible assets
	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	357	(189)	168	365	(165)	200

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	390	(211)	179	391	(186)	205

Non-amortizing other intangible assets	101	–	101	99	–	99

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	491	(211)	280	490	(186)	304

Additional information
in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	33	41

Impairment	0	1	7

Estimated amortization
Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18

> Refer to “Note 20 – Goodwill and other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.